UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019.

Date of Report (Date of earliest event reported):
January 30, 2020

Commission File Number of securitizer: 025-03464

Central Index Key Number of securitizer: 0001716155

WestRiver Management, LLC1
(Exact name of securitizer as specified in its charter)

Trent Dawson, (425) 952-3951
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 WestRiver Management, LLC, as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including, WRG Debt Funding II, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 30, 2020

WestRiver Management, LLC (Depositor)

By:	/s/ Trent Dawson
	Name:	Trent Dawson
	Title:	Chief Financial Officer